Supplemental Oil and Gas Information (Unaudited) - Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Extractive Industries [Abstract]
Beginning of year	$ 1,718,204	$ 1,772,240	$ 2,261,764
Sale of oil and natural gas produced, net of production costs	(354,932)	(255,031)	(186,798)
Purchase of minerals in place	1,489,477	23,160	375,953
Sale of minerals in place			(154,963)
Extensions and discoveries	44,843	150,631	272,761
Changes in income taxes, net	(63,180)		1,947
Changes in prices and costs	(170,682)	(26,648)	(520,852)
Previously estimated development costs incurred	275,078	199,775	117,793
Net changes in future development costs	(133,098)	(16,219)	(16,074)
Revisions of previous quantities	(48,087)	(373,109)	(573,725)
Accretion of discount	171,820	177,223	226,371
Change in production rates and other	(17,456)	66,182	(31,937)
End of year	$ 2,911,987	$ 1,718,204	$ 1,772,240